SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance sheet items, except for equity accounts	6.868	6.6191
Items in the statements of income and comprehensive income, and statements of cash flows	6.8221	6.5052